SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		1 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended	9 Months Ended
		Jun. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Oct. 31, 2024	Oct. 31, 2024	Sep. 30, 2025	Jan. 31, 2025	Oct. 31, 2025
Net loss from June 9, 2025 (inception) to June 30, 2025			$ 514,636		$ (43,064)	$ (43,064)			$ 802,493
Weighted average ordinary shares outstanding, basic and diluted	[1]							2,787,500
Basic and diluted net loss per ordinary share								$ (0.015)
Greenland Exploration Limited
Net loss from June 9, 2025 (inception) to June 30, 2025		$ (335)
Stock Issued During Period, Shares, New Issues		1,500,000
Ownership percentage		100.00%
Total loss allocated		$ (8,335)
Total income (loss)		$ (8,335)
Weighted average ordinary shares outstanding, basic and diluted		237,805
Basic and diluted net loss per ordinary share		$ (0.035)
Greenland Exploration Limited
Net loss from June 9, 2025 (inception) to June 30, 2025				$ (19,801)			$ (28,136)
Stock Issued During Period, Shares, New Issues		1,500,000		1,500,000			1,500,000
Ownership percentage				100.00%			100.00%
Total loss allocated				$ (19,801)			$ (28,136)
Total income (loss)				$ (19,801)			$ (28,136)
Weighted average ordinary shares outstanding, basic and diluted				1,500,000			1,393,805
Basic and diluted net loss per ordinary share				$ (0.01)			$ (0.02)

[1]	Excludes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).